INCOME/(LOSS) PER SHARE (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME/(LOSS) PER SHARE
Income/(loss) for the period attributable to equity holders of the Parent Company	₺ (1,604,907)	₺ 109,053	₺ (6,916,737)
Weighted average number of shares with face value of TRY0.20 each	328,364	324,810	325,998
Basic income/(loss) per share (TRY per share)	₺ (4.9)	₺ 0.3	₺ (21.2)
Diluted income/(loss) per share (TRY per share)	(4.9)	0.3	₺ (21.2)
Face value	₺ 0.2	₺ 0.2